Net Loss Per Share	3 Months Ended
Jan. 02, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
Note 12—Net Loss Per Share
The table below reconciles basic weighted average common shares outstanding to diluted weighted average common shares outstanding:

	Three months ended
	January 2, 2021	December 28, 2019
Weighted average common shares outstanding, used for basic computation	176,989,755	156,500,000
Plus: Incremental shares of potentially dilutive securities	—	—

Weighted average number of common and dilutive potential common shares outstanding	176,989,755	156,500,000
Stock options and restricted stock units not included in the computation of diluted net loss per share were 4,604,118 and 5,949,305 for the three months ended January 2, 2021 because their inclusion would have been anti-dilutive. No potentially dilutive securities were outstanding during the three months ended December 28, 2019.